Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–167.81%(a)
California–161.41%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$2,000	$2,049,898
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2035	1,120	720,030
Series 2009 B, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2036	1,805	1,114,751
Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2024	4,970	4,709,200
Bay Area Toll Authority; Series 2021 F-2, Ref. RB	2.60%	04/01/2056	8,000	5,842,701
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(d)(e)(f)(g)	5.00%	04/01/2056	6,600	7,471,073
Series 2017, Ref. RB	4.00%	04/01/2037	3,365	3,484,817
Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,252,532
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB(d)	5.00%	10/01/2034	3,500	3,598,086
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(c)	0.00%	08/01/2026	1,245	1,123,196
Series 2009, GO Bonds(c)	0.00%	08/01/2028	3,000	2,535,687
Series 2009, GO Bonds(c)	0.00%	08/01/2031	2,010	1,524,464
Series 2009, GO Bonds(c)	0.00%	08/01/2032	430	314,100
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(c)	0.00%	06/01/2055	22,950	1,989,696
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	606,271
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	1,003,399
Series 2020 A, Ref. RB	4.00%	06/01/2049	290	275,294
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	395	417,652
Series 2020 B-2, Ref. RB(c)	0.00%	06/01/2055	10,000	1,802,685
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(c)	0.00%	06/01/2046	10,000	2,565,926
California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,214,798
Series 2016, GO Bonds(g)	5.00%	09/01/2045	6,600	7,143,019
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	2,630	2,891,188
Series 2020, Ref. GO Bonds	3.00%	11/01/2040	1,500	1,416,158
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,352,526
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,145	4,013,843
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	1,500	1,479,977
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	2,640	2,616,569
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	730	764,463
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	351,237
Series 2020, Ref. RB	5.00%	06/01/2049	1,135	1,203,490
Series 2020, Ref. RB(c)	0.00%	06/01/2055	2,950	688,182
California (State of) Department of Water Resources (Central Valley); Series 2012 AN, RB(d)(e)	5.00%	12/01/2022	1,600	1,629,383
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,670,253
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,308,222
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,560,032
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(g)	5.25%	04/01/2040	8,940	11,513,638
California (State of) Health Facilities Financing Authority; Series 2020 A, RB(g)	4.00%	08/15/2050	12,000	12,023,326
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,454,405
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	2,940	2,874,372

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2012, RB(g)	5.00%	08/15/2051	$12,000	$12,093,566
Series 2017, RB	4.00%	11/15/2047	1,090	1,092,941
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,216,402
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(d)(e)	5.00%	07/01/2023	5,000	5,179,391
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,171	3,211,085
Series 2019 A-2, RB	4.00%	03/20/2033	3,531	3,534,136
Series 2021 A, RB	3.25%	08/20/2036	3,970	3,705,132
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,568	1,504,061
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(d)(e)	5.00%	01/01/2028	1,500	1,693,849
California (State of) Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB(d)(e)	5.00%	02/01/2023	3,000	3,069,838
California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds); Series 2021 B, RB	4.00%	05/01/2046	1,210	1,219,352
California (State of) Municipal Finance Authority; Series 2020 A, RB	4.00%	09/01/2040	1,450	1,425,833
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB(d)(e)	6.75%	08/01/2023	1,555	1,645,389
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,319,713
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	560	569,862
Series 2018 A, RB(h)	5.00%	06/01/2048	1,340	1,346,889
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	315	305,281
Series 2020 B, RB	4.00%	09/01/2050	455	429,129
Series 2021 A, RB	4.00%	09/01/2046	1,095	1,039,326
Series 2021 C, RB	4.00%	09/01/2046	1,300	1,222,744
Series 2021 C, RB	4.00%	09/01/2051	1,800	1,669,831
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,200	1,253,011
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2049	3,700	3,793,361
Series 2014 B, RB	5.88%	08/15/2049	295	300,172
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,032,830
California (State of) Municipal Finance Authority (Caritas); Series 2021 B, Ref. RB	4.00%	08/15/2056	995	817,730
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	3,350	3,469,389
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2049	2,840	2,995,520
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	397,031
Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	3,812,711
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,540,922
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,422,149
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2038	3,995	4,203,500
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,242,988
California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB(g)	5.00%	06/01/2042	10,380	11,292,260
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	1,200	1,213,110
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,827,823
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,150	1,175,847
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(b)	5.00%	07/01/2049	2,035	2,258,817

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2023	$400	$412,564
Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2025	500	527,675
Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2052	2,375	2,497,510
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	7,120	6,976,480
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,233,853
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB	5.00%	08/01/2039	500	503,858
Series 2019, Ref. RB	5.00%	08/01/2048	2,700	2,668,737
California (State of) Pollution Control Finance Authority;
Series 2012, RB(h)(i)	5.00%	07/01/2027	2,215	2,230,177
Series 2012, RB(h)(i)	5.00%	07/01/2037	6,000	6,022,929
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	2,000	1,851,907
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(h)	5.00%	11/15/2056	1,000	990,236
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,837,501
California (State of) Public Works Board (Judicial Council of California); Series 2013 A, RB	5.00%	03/01/2038	5,450	5,567,134
California (State of) Public Works Board (Various Capital); Series 2012 G, Ref. RB(d)	5.00%	11/01/2032	1,500	1,523,228
California (State of) Public Works Board (Various State Universities);
Series 2013 H, RB(d)(e)	5.00%	09/01/2023	8,345	8,694,788
Series 2013 H, RB(d)(e)	5.00%	09/01/2023	2,000	2,083,832
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,056,848
Series 2015, RB(h)	5.00%	07/01/2045	2,635	2,711,833
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	600	619,402
Series 2016, Ref. RB(d)(e)(h)	5.00%	08/01/2025	130	141,603
Series 2016, Ref. RB(h)	5.00%	08/01/2046	1,370	1,413,204
California (State of) School Finance Authority (Classical Academies Oceanside); Series 2022 A, RB(h)	5.00%	10/01/2061	2,000	2,030,810
California (State of) School Finance Authority (Classical Academies); Series 2020 A, RB(h)	5.00%	10/01/2050	1,000	1,020,517
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2054	1,900	1,943,032
California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(h)	5.00%	08/01/2048	1,750	1,816,979
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB	5.00%	07/01/2034	600	616,048
Series 2014 A, RB	5.13%	07/01/2044	750	768,995
Series 2015 A, RB(h)	5.00%	07/01/2045	1,150	1,183,869
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2039	750	802,420
California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,083,557
Series 2012, RB	5.50%	06/01/2042	450	450,449
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	690,656
Series 2017, RB	5.00%	09/02/2046	715	749,868
Series 2020 B, RB	4.00%	09/02/2050	185	173,907
Series 2020, RB	4.00%	09/01/2040	175	170,767
Series 2020, RB	4.00%	09/01/2050	360	338,415
Series 2020, RB	4.00%	09/01/2050	1,035	976,151
Series 2020, RB	4.00%	09/01/2050	625	588,494
Series 2020, RB	4.00%	09/01/2050	585	549,925
Series 2020, RB	5.00%	09/02/2050	805	849,959
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	1,833,227
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	5,857,547
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,064,732
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	6.38%	11/01/2043	4,035	4,198,060
Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	1,000	1,060,198
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	2,000	2,076,531

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	$2,000	$1,983,698
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,506,328
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	4,776,224
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(d)(e)	5.25%	10/01/2024	1,500	1,611,300
California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	200	193,943
Series 2021, RB	4.00%	09/01/2051	380	355,472
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,311,958
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	2,000	2,053,869
Series 2019, RB(h)	5.00%	06/01/2039	375	392,794
Series 2019, RB(h)	5.00%	06/01/2051	1,145	1,181,813
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,601,219
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,059,633
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	910	878,131
Series 2019, RB(h)	5.25%	07/01/2049	2,500	2,313,205
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	1,000	1,066,989
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,500	3,666,992
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(c)	0.00%	06/01/2046	17,000	3,882,883
California State University; Series 2012 A, RB(g)	5.00%	11/01/2037	2,010	2,041,125
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	260	249,897
Series 2020, RB	4.00%	09/01/2050	250	236,174
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	3,759,290
Chino (City of), CA Community Facilities District (Improvement Area No. 8);
Series 2021, RB	4.00%	09/01/2046	1,000	946,283
Series 2021, RB	4.00%	09/01/2051	1,250	1,169,315
Chino Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	75	73,186
Series 2020, RB	4.00%	09/01/2051	295	275,958
Chino Valley Unified School District; Series 2022-XF1299, GO Bonds(g)	4.00%	08/01/2055	10,000	10,178,098
Chino Valley Unified School District (Election of 2016); Series 2020 B, GO Bonds(g)	5.00%	08/01/2055	10,385	11,712,869
Chula Vista (City of), CA Community Facilities District; Series 2021, RB	4.00%	09/01/2051	300	279,700
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2029	625	506,209
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,754,130
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	115	113,083
Series 2020, RB	4.00%	09/01/2045	190	182,617
Series 2020, RB	4.00%	09/01/2050	420	396,772
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	150	141,704
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB(d)(e)	5.00%	09/01/2023	1,000	1,041,282
Series 2013, Ref. RB(d)(e)	5.00%	09/01/2023	1,000	1,041,282
Series 2013, Ref. RB(d)(e)	5.00%	09/01/2023	1,720	1,791,005
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,750	1,750,746

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(c)	0.00%	08/01/2039	$4,420	$2,336,751
Series 2009, GO Bonds(c)	0.00%	08/01/2048	2,860	997,731
Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	98,453
Series 2020, RB	4.00%	09/01/2028	95	98,493
Series 2020, RB	4.00%	09/01/2050	350	329,557
Eastern Municipal Water District (Community Facilities District No. 2016-75); Series 2021, RB	4.00%	09/01/2050	155	145,946
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(c)	0.00%	08/01/2031	2,735	2,050,142
Series 2009 A, GO Bonds(c)	0.00%	08/01/2033	615	426,947
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	990	879,939
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,357,061
Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	215	197,243
Series 2020, RB	4.00%	09/01/2050	295	265,521
Folsom Ranch Financing Authority; Series 2022, RB	5.00%	09/01/2052	2,860	2,957,932
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	220	209,888
Series 2020, RB	4.00%	09/01/2050	265	249,111
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,032,390
Fontana (City of), CA Community Facilities District No. 89 (Belrose); Series 2020, RB	4.00%	09/01/2045	1,000	954,037
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(c)(d)	0.00%	01/01/2027	2,950	2,659,635
Series 2015, Ref. RB (INS - AGM)(b)(c)	0.00%	01/15/2035	6,245	3,954,405
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,963,646
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,171,338
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	890	890,749
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(c)(d)	0.00%	08/01/2029	85	70,868
Series 2009 A, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2029	665	537,088
Glendale Community College District;
Series 2020 B, GO Bonds(c)	0.00%	02/01/2045	1,285	481,815
Series 2020 B, GO Bonds	4.00%	08/01/2050	10,000	10,186,077
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(d)(e)	5.00%	06/01/2023	3,000	3,103,305
Series 2021 B-2, Ref. RB(c)	0.00%	06/01/2066	14,000	1,852,633
Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2024	3,000	2,839,540
Imperial (County of), CA Local Transportation Authority; Series 2022 E, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	5,000	5,557,026
Independent Cities Finance Authority;
Series 2021, RB (INS - AGM)(b)(h)	4.00%	06/01/2046	1,825	1,866,468
Series 2021, RB (INS - AGM)(b)(h)	4.00%	06/01/2051	1,250	1,278,105
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(c)	0.00%	06/01/2036	15,000	6,025,759
Series 2007 C-2, RB(c)	0.00%	06/01/2047	35,000	6,660,206
Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, RB	5.00%	09/02/2024	1,145	1,153,513
Series 2012, RB	5.00%	09/02/2025	500	503,656
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2025	355	368,139
Series 2013, RB	5.00%	09/02/2026	400	414,710
Series 2013, RB	5.00%	09/02/2027	325	336,717
Series 2013, RB	5.00%	09/02/2028	350	362,347
Series 2013, RB	5.00%	09/02/2029	705	729,625
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,088,006
Series 2014, RB	5.00%	09/01/2049	1,055	1,087,515
Irvine Ranch Water District; Series 2016, RB(f)(g)	5.25%	02/01/2046	8,175	9,089,035

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(b)	5.00%	09/01/2038	$1,500	$1,596,749
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	526,225
Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,658,826
Series 2019 A, RB (INS - BAM)(b)	4.00%	09/01/2054	1,000	1,018,441
Jefferson Union High School District (Teacher and Staff Housing);
Series 2020, COP (INS - BAM)(b)	4.00%	08/01/2045	2,300	2,347,368
Series 2020, COP (INS - BAM)(b)	4.00%	08/01/2055	2,280	2,325,022
Jurupa Community Services District;
Series 2020 A, RB	4.00%	09/01/2043	300	290,744
Series 2020 A, RB	4.00%	09/01/2050	525	495,149
Series 2021 A, RB	4.00%	09/01/2045	290	276,261
La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB(d)(e)	5.00%	09/01/2023	1,000	1,041,282
Series 2013 A, Ref. RB(d)(e)	5.00%	09/01/2023	4,000	4,165,129
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2046	110	100,312
Series 2021, RB	4.00%	09/01/2051	120	107,424
Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2050	300	281,550
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,533,482
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	135	129,754
Series 2020, RB	4.00%	09/01/2049	320	303,271
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2036	235	235,427
Series 2021, Ref. RB	4.00%	09/01/2040	150	147,500
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	1,590	1,593,618
Series 2015, RB	5.00%	05/15/2026	1,000	1,057,121
Series 2015, RB	5.00%	05/15/2045	4,185	4,312,759
Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,020,151
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,774,336
Long Beach Unified School District; Series 2012, GO Bonds(g)	5.00%	08/01/2031	11,625	11,693,386
Los Alamitos Unified School District; Series 2013, GO Bonds(j)	6.01%	08/01/2040	3,340	3,228,890
Los Angeles (City of), CA Community Facilities District No. 11; Series 2021, RB	4.00%	09/01/2046	1,650	1,525,258
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	1,044,225
Series 2014, Ref. RB	5.00%	09/01/2030	985	1,043,915
Los Angeles (City of), CA Department of Airports; Series 2022 A, RB(i)	4.00%	05/15/2049	2,000	2,006,780
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017 A, RB(i)	5.00%	05/15/2037	1,500	1,605,855
Series 2017 A, RB(i)	5.00%	05/15/2042	1,000	1,064,909
Series 2019 F, RB(i)	5.00%	05/15/2044	2,000	2,167,389
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(d)(g)	5.00%	07/01/2043	5,250	5,261,174
Series 2012 B, RB(g)	5.00%	06/01/2032	10,000	10,000,000
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled
Financing Program); Series 1999 A, COP (INS - AMBAC)(b)(c)	0.00%	08/01/2026	1,200	1,056,249
Los Angeles Unified School District; Series 2020 C, GO Bonds	4.00%	07/01/2044	5,000	5,164,928
Lucia Mar Unified School District (Election of 2016); Series 2020 C, GO Bonds	4.00%	08/01/2049	2,500	2,535,976
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	810,931
Series 2020, RB	4.00%	09/01/2051	1,470	1,379,720
Marin (County of), CA Water District Financing Authority;
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	4,000	4,012,400
Series 2017, RB(g)	5.00%	07/01/2047	6,035	6,586,577

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2020 A, RB	4.00%	09/01/2040	$300	$297,660
Series 2020 B, RB	4.00%	09/01/2040	300	297,660
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	283,116
Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,712,304
Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,105,954
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2034	850	553,710
Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS - AMBAC)(b)	5.00%	11/01/2023	1,285	1,275,796
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2031	2,000	1,472,397
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(b)(c)	0.00%	08/01/2029	1,250	1,014,565
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	462,232
Series 2019, RB	5.00%	09/01/2048	485	514,149
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(b)	4.00%	12/01/2045	1,175	1,192,374
Series 2020 A, RB (INS - BAM)(b)	4.00%	12/01/2055	6,000	6,044,435
Series 2020 B, RB (INS - BAM)(b)	4.00%	12/01/2040	3,560	3,634,511
Series 2020 B, RB (INS - BAM)(b)	4.00%	12/01/2043	1,165	1,189,345
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	950	1,071,802
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	4,000	4,045,696
Murrieta (City of), CA Public Financing Authority;
Series 2012, Ref. RB	5.00%	09/01/2025	975	984,139
Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,009,374
Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(b)(c)	0.00%	09/01/2031	6,670	4,999,042
Norman Y Mineta San Jose International Airport SJC; Series 2017 A, Ref. RB(i)	5.00%	03/01/2047	5,000	5,259,384
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,574,194
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB(d)(e)	5.00%	07/01/2022	1,700	1,705,340
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2029	6,000	4,842,490
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(c)	0.00%	08/01/2028	670	560,142
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds(d)(e)	5.00%	08/01/2025	2,430	2,654,705
Oceanside (City of), CA Public Financing Authority (El Corazon Aquatics Center); Series 2019, RB	4.00%	11/01/2044	5,155	5,252,011
Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2045	300	281,596
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	120	116,626
Series 2020, RB	4.00%	09/01/2051	460	433,197
Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	355	340,210
Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,021,972
Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,021,965
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	282,698
Series 2015 A, RB	5.25%	08/15/2045	3,555	3,713,797
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,137,179
Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	436,371
Series 2021, Ref. RB	4.00%	09/01/2051	650	606,017
Palomar Community College District; Series 2010, GO Bonds(j)	6.38%	08/01/2045	6,670	6,084,952
Placer (County of), CA Community Facilities District; Series 2021, RB	3.00%	09/01/2041	1,920	1,489,493
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(b)(c)	0.00%	07/01/2049	8,440	2,508,571
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(b)	4.00%	09/01/2050	2,500	2,536,536
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2032	1,425	1,430,415
Series 2012, Ref. RB	5.00%	09/01/2037	1,495	1,500,231
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	380,380
Regents of the University of California;
Series 2013 AI, RB(g)	5.00%	05/15/2038	6,000	6,172,286
Series 2016 L, Ref. RB(f)(g)	5.00%	05/15/2041	6,580	7,071,769
Series 2020 O, RB(g)	5.00%	05/15/2048	10,000	11,005,004

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regents of the University of California Medical Center Pooled Revenue;
Series 2022-XF1340, RB(f)(g)	4.00%	05/15/2053	$10,000	$10,233,684
Series 2022-XX1201, RB(f)(g)	4.00%	05/15/2053	10,000	10,233,684
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,871,208
Series 2015, RB	5.00%	09/01/2044	1,500	1,555,485
Riverside (County of), CA Transportation Commission; Series 2021 B1, Ref. RB	4.00%	06/01/2046	2,705	2,704,600
Riverside Unified School District; Series 2021, RB	4.00%	09/01/2045	425	404,865
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	119,078
Series 2020, RB	4.00%	09/01/2050	265	249,521
Romoland School District (Community Facilities District No. 2004-1); Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,727,798
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	529,707
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	428,681
Series 2020, RB	4.00%	09/01/2050	1,000	935,422
Series 2020, RB	5.00%	09/01/2050	1,520	1,617,955
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	142,894
Series 2020, RB	4.00%	09/01/2050	200	187,084
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,286,419
Sacramento (County of), CA; Series 2018 C, Ref. RB(i)	5.00%	07/01/2039	3,315	3,566,671
Sacramento Municipal Utility District; Series 2020 H, RB(g)	4.00%	08/15/2045	12,000	12,333,694
Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	181,684
Series 2020, RB	4.00%	09/01/2045	380	364,691
Series 2020, RB	4.00%	09/01/2050	225	212,556
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	1,535	1,541,582
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2049	2,740	2,965,649
Series 2019 B, Ref. RB(i)	4.00%	07/01/2044	1,000	1,002,609
Series 2021 B, RB(i)	5.00%	07/01/2046	1,850	2,014,524
Series 2021 B, RB(i)	4.00%	07/01/2056	2,000	1,964,564
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(g)	5.00%	04/01/2048	7,020	7,422,790
San Diego County Regional Airport Authority; Series 2022-XX1215, RB(f)(g)(i)	5.00%	07/01/2051	10,000	10,823,046
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,000	10,299,819
Series 2018 D, RB(g)(i)	5.25%	05/01/2048	10,500	11,353,690
Series 2019 E, RB(i)	5.00%	05/01/2050	3,515	3,784,446
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	216,556
Series 2020, RB	4.00%	09/01/2050	425	390,160
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,620	1,658,007
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	232,568
Series 2014 A, RB	5.00%	08/01/2028	370	390,745
Series 2014 A, RB	5.00%	08/01/2029	450	475,155
Series 2014 A, RB	5.00%	08/01/2032	785	828,374
Series 2014 A, RB	5.00%	08/01/2033	375	395,705
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,052,719
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,639,014
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, Ref. RB(d)(e)	5.00%	07/01/2022	3,565	3,576,199
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2004); Series 2013 C, GO Bonds(d)(e)	5.00%	08/01/2023	5,000	5,197,340

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco Bay Area Rapid Transit District;
Series 2017 A-1, GO Bonds(f)(g)	5.00%	08/01/2047	$6,575	$7,217,896
Series 2022-XF1331, GO Bonds(f)(g)	4.25%	08/01/2052	10,000	10,265,510
San Joaquin Hills Transportation Corridor Agency; Series 2021 A, Ref. RB	4.00%	01/15/2044	3,227	3,245,618
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(b)(c)	0.00%	09/01/2032	1,000	721,078
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.00%	08/01/2030	2,500	2,507,729
San Marcos Unified School District;
Series 2021, RB	4.00%	09/01/2044	550	531,315
Series 2021, RB	4.00%	09/01/2051	1,000	941,733
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	3,330	3,718,059
San Pablo Joint Powers Financing Authority; Series 2022-XX1174, RB (INS - AGM)(b)(f)(g)	4.00%	11/01/2052	10,135	10,319,290
Sanger Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(b)	5.60%	08/01/2023	60	61,556
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(b)(c)	0.00%	04/01/2036	1,000	578,513
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	2,122,385
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,915	1,963,812
Series 2013, RB	5.63%	09/01/2043	2,880	2,945,688
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(c)	0.00%	06/01/2036	7,000	3,221,193
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2028	1,520	1,266,147
Series 2007 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2029	5,000	4,015,524
Series 2007 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2030	1,210	935,291
South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	750	770,364
Series 2014 A, Ref. RB	5.00%	08/15/2029	900	924,340
Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,026,922
Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,726,333
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,027,688
South San Francisco (City of), CA; Series 2022, RB	4.00%	09/01/2044	1,000	957,677
State of California;
Series 2020, GO Bonds(g)	4.00%	03/01/2046	2,000	2,079,557
Series 2020, GO Bonds(g)	4.00%	03/01/2050	7,000	7,229,968
Series 2022-XF1330, GO Bonds(g)	5.00%	04/01/2037	11,080	11,363,517
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,516,907
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	478,195
Series 2021, RB	4.00%	09/01/2051	930	875,812
Three Rivers Levee Improvement Authority; Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,334,728
Torrance Unified School District (Election of 2008); Series 2009, GO Bonds(c)	0.00%	08/01/2034	1,400	815,157
Tracy (City of), CA Community Facilities District; Series 2022, RB	5.00%	09/01/2052	1,645	1,717,760
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2038	1,000	1,125,765
Series 2020 A, RB	5.00%	10/01/2039	1,000	1,120,221
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,101,572
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,208,293
Series 2020 B, RB	5.00%	10/01/2034	300	336,288
Series 2020 B, RB	5.00%	10/01/2038	300	330,297
University of California; Series 2022-XF2989, RB(g)	4.00%	05/15/2047	7,600	7,864,807
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2025	5,000	4,597,536
West Patterson Financing Authority;
Series 2021, RB	4.00%	09/01/2041	375	365,573
Series 2021, RB	4.00%	09/01/2046	550	522,828
Series 2021, RB	4.00%	09/01/2051	765	718,018
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2049	1,000	1,067,329
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(c)	0.00%	08/01/2032	9,370	6,762,766
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2048	1,625	1,724,211

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2022	$2,655	$2,648,925

				902,006,704

Guam-3.36%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(d)(e)(i)	6.38%	10/01/2023	1,560	1,651,284

Series 2013 C, RB(i)	6.38%	10/01/2043	1,440	1,501,297

Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(d)	5.00%	10/01/2026	2,500	2,528,978

Series 2012 A, Ref. RB(d)	5.00%	10/01/2027	1,500	1,517,387

Series 2012 A, Ref. RB(d)	5.00%	10/01/2030	4,000	4,046,364

Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	1,800	1,871,931

Series 2020 A, RB	5.00%	01/01/2050	1,540	1,692,075

Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	3,675	3,956,583

				18,765,899

Puerto Rico-2.36%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,860	1,889,628

Series 2002, RB	5.63%	05/15/2043	300	305,473

Series 2005 A, RB(c)	0.00%	05/15/2050	4,325	726,363

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2030	1,150	1,186,064

Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2033	2,000	2,085,569

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2031	1,500	1,031,347

Series 2018 A-1, RB(c)	0.00%	07/01/2046	10,000	3,042,715

Series 2018 A-1, RB(c)	0.00%	07/01/2051	13,280	2,934,264

				13,201,423

Virgin Islands-0.68%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	1,720	1,637,147

Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	2,000	2,134,052

				3,771,199

TOTAL INVESTMENTS IN SECURITIES(k)-167.81% (Cost $940,359,483)				937,745,225

FLOATING RATE NOTE OBLIGATIONS-(32.29)%
Notes with interest and fee rates ranging from 1.33% to 1.43% at 05/31/2022 and contractual maturities of collateral ranging from 09/04/2029 to 04/01/2056(l)				(180,430,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES-(37.27)%				(208,282,976)

OTHER ASSETS LESS LIABILITIES–1.75%				9,788,290

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$558,820,539

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
COP	- Certificates of Participation
Ctfs.	- Certificates
GO	- General Obligation
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $41,220,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $51,310,753, which represented 9.18% of the Trust’s Net Assets.

(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.13%

(l)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Trust’s investments with a value of $271,089,338 are held by TOB Trusts and serve as collateral for the $180,430,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of May 31, 2022, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco California Value Municipal Income Trust